UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

FEBRUARY 28, 2019

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	February 28, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.2%
COMMUNICATION SERVICES - 12.9%
Entertainment - 2.3%
Walt Disney Co.	2,611,015	$294,626,933

Interactive Media & Services - 8.6%
Alphabet Inc., Class A Shares	135,884	153,080,120	*
Alphabet Inc., Class C Shares	340,611	381,457,071	*
Facebook Inc., Class A Shares	3,421,856	552,458,651	*

Total Interactive Media & Services		1,086,995,842

Media - 2.0%
Comcast Corp., Class A Shares	6,461,670	249,872,779

TOTAL COMMUNICATION SERVICES		1,631,495,554

CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 2.9%
Chipotle Mexican Grill Inc.	274,129	166,541,591	*
Yum China Holdings Inc.	4,708,102	196,422,016

Total Hotels, Restaurants & Leisure		362,963,607

Internet & Direct Marketing Retail - 7.6%
Alibaba Group Holding Ltd., ADR	883,183	161,648,984	*
Amazon.com Inc.	442,323	725,334,525	*
GrubHub Inc.	979,660	79,920,663	*

Total Internet & Direct Marketing Retail		966,904,172

Specialty Retail - 1.8%
Home Depot Inc.	1,258,666	233,029,423

TOTAL CONSUMER DISCRETIONARY		1,562,897,202

CONSUMER STAPLES - 5.6%
Beverages - 3.0%
Anheuser-Busch InBev SA, ADR	2,923,919	228,533,509
Coca-Cola Co.	3,412,803	154,736,488

Total Beverages		383,269,997

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	924,672	202,262,754

Food Products - 1.0%
McCormick & Co. Inc., Non Voting Shares	871,186	118,463,872

TOTAL CONSUMER STAPLES		703,996,623

ENERGY - 1.7%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	2,789,152	122,890,037

Oil, Gas & Consumable Fuels - 0.7%
Pioneer Natural Resources Co.	689,963	97,250,285

TOTAL ENERGY		220,140,322

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 5.2%
Capital Markets - 3.6%
BlackRock Inc.	495,243	$219,501,602
Charles Schwab Corp.	5,035,582	231,687,128

Total Capital Markets		451,188,730

Consumer Finance - 1.6%
American Express Co.	1,913,406	206,150,363

TOTAL FINANCIALS		657,339,093

HEALTH CARE - 13.9%
Biotechnology - 5.5%
Alexion Pharmaceuticals Inc.	1,593,631	215,666,083	*
Biogen Inc.	764,282	250,692,139	*
BioMarin Pharmaceutical Inc.	1,473,603	137,428,216	*
Regeneron Pharmaceuticals Inc.	221,725	95,505,826	*

Total Biotechnology		699,292,264

Health Care Providers & Services - 2.7%
UnitedHealth Group Inc.	1,406,102	340,586,027

Life Sciences Tools & Services - 2.2%
Thermo Fisher Scientific Inc.	1,076,558	279,442,160

Pharmaceuticals - 3.5%
Johnson & Johnson	1,237,319	169,067,268
Zoetis Inc.	2,922,444	275,381,898

Total Pharmaceuticals		444,449,166

TOTAL HEALTH CARE		1,763,769,617

INDUSTRIALS - 8.4%
Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	1,694,073	186,686,845

Industrial Conglomerates - 2.3%
Honeywell International Inc.	1,864,149	287,209,436

Machinery - 1.2%
Caterpillar Inc.	1,147,786	157,636,929

Professional Services - 1.3%
IHS Markit Ltd.	3,218,228	171,113,183	*

Trading Companies & Distributors - 2.1%
W.W. Grainger Inc.	872,767	265,993,199

TOTAL INDUSTRIALS		1,068,639,592

INFORMATION TECHNOLOGY - 31.0%
IT Services - 7.8%
Akamai Technologies Inc.	3,442,921	239,833,877	*
PayPal Holdings Inc.	2,702,972	265,080,464	*
Visa Inc., Class A Shares	3,270,832	484,475,636

Total IT Services		989,389,977

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.0%
NVIDIA Corp.	767,613	$118,411,981
QUALCOMM Inc.	3,501,037	186,920,365
Texas Instruments Inc.	1,941,942	205,418,625

Total Semiconductors & Semiconductor Equipment		510,750,971

Software - 17.0%
Adobe Inc.	1,346,041	353,335,762	*
Microsoft Corp.	4,854,890	543,893,327
Nutanix Inc., Class A Shares	2,862,415	143,378,367	*
Oracle Corp.	5,223,651	272,308,927
Palo Alto Networks Inc.	988,300	243,388,641	*
Red Hat Inc.	1,059,286	193,425,624	*
Splunk Inc.	1,782,962	242,268,877	*
VMware Inc., Class A Shares	909,314	156,229,238

Total Software		2,148,228,763

Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc.	1,607,326	278,308,497

TOTAL INFORMATION TECHNOLOGY		3,926,678,208

MATERIALS - 3.5%
Chemicals - 3.5%
Ecolab Inc.	1,472,810	248,772,337
Linde PLC	1,155,038	200,098,783

TOTAL MATERIALS		448,871,120

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equinix Inc.	514,846	218,037,281

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,060,651,920)		12,201,864,612

	RATE
SHORT-TERM INVESTMENTS - 3.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $452,570,510)	2.246%	452,570,510	452,570,510

TOTAL INVESTMENTS - 99.8% (Cost - $9,513,222,430)			12,654,435,122
Other Assets in Excess of Liabilities - 0.2%			27,700,607

TOTAL NET ASSETS - 100.0%			$12,682,135,729

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$12,201,864,612	—	—	$12,201,864,612
Short-Term Investments†	452,570,510	—	—	452,570,510

Total Investments	$12,654,435,122	—	—	$12,654,435,122

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 17, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 17, 2019